Supplemental Disclosure of Non-Cash Investing and Financing Activities	12 Months Ended
Dec. 31, 2014
Supplemental Disclosure of Non-Cash Investing and Financing Activities [Abstract]
Supplemental Disclosure of Non-Cash Investing and Financing Activities

19. Supplemental Disclosure of Non-Cash Investing and Financing Activities

The following table represents non-cash activities recognized in other comprehensive income for the years ended December 31, 2014, 2013 and 2012:

	2014	2013	2012
Deferred losses and other non-cash activity related to derivatives	$(3,002)	$(187)	$2,146
Change in net unrealized loss on securities available for sale	$752	$(1,219)	$343,528
Non-cash effect of foreign currency translation adjustments	$(48)	$-	$-